2. Loans: Schedule of Contractual Maturity of Loans (Details)	Dec. 31, 2015
Direct Cash Loans
Contractual Maturity as percentage of loan balances	100.00%
Direct Cash Loans | 2016
Contractual Maturity as percentage of loan balances	69.86%
Direct Cash Loans | 2017
Contractual Maturity as percentage of loan balances	25.45%
Direct Cash Loans | 2018
Contractual Maturity as percentage of loan balances	3.92%
Direct Cash Loans | 2019
Contractual Maturity as percentage of loan balances	0.56%
Direct Cash Loans | 2020
Contractual Maturity as percentage of loan balances	0.09%
Direct Cash Loans | 2021 and beyond
Contractual Maturity as percentage of loan balances	0.12%
Real Estate Loans
Contractual Maturity as percentage of loan balances	100.00%
Real Estate Loans | 2016
Contractual Maturity as percentage of loan balances	14.10%
Real Estate Loans | 2017
Contractual Maturity as percentage of loan balances	13.86%
Real Estate Loans | 2018
Contractual Maturity as percentage of loan balances	13.38%
Real Estate Loans | 2019
Contractual Maturity as percentage of loan balances	12.03%
Real Estate Loans | 2020
Contractual Maturity as percentage of loan balances	10.11%
Real Estate Loans | 2021 and beyond
Contractual Maturity as percentage of loan balances	36.52%
Sales Finance Contracts
Contractual Maturity as percentage of loan balances	100.00%
Sales Finance Contracts | 2016
Contractual Maturity as percentage of loan balances	57.32%
Sales Finance Contracts | 2017
Contractual Maturity as percentage of loan balances	28.50%
Sales Finance Contracts | 2018
Contractual Maturity as percentage of loan balances	10.50%
Sales Finance Contracts | 2019
Contractual Maturity as percentage of loan balances	3.28%
Sales Finance Contracts | 2020
Contractual Maturity as percentage of loan balances	0.39%
Sales Finance Contracts | 2021 and beyond
Contractual Maturity as percentage of loan balances	0.01%